Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
LGM ENTERPRISES, LLC [Member]
Accrued Expenses and Other Current Liabilities
12. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	September 30, 2023	December 31, 2022
Accrued vendor payments	$11,542	$4,510
Accrued ERC payments	9,044	8,909
Accrued employee-related expenses	7,406	6,473
Accrued engine expenses	—	1,139
Accrued tax expenses	295	526
Other	522	220

	$28,809	$21,777

Employee Retention Credit (“ERC”)
The CARES Act, which was enacted on March 27, 2020, provides an ERC that is a refundable tax credit against certain employer taxes. The ERC was subsequently amended by the Taxpayer Certainty and Disaster Tax Relief Act of 2020, the Consolidated Appropriation Act of 2021, and the American Rescue Plan Act of 2021, all of which amended and extended the ERC availability and guidelines under the CARES Act. The goal of the ERC program is to encourage employers to retain and continue paying employees during periods of pandemic-related reduction in business volume even if those employees are not actually working, and therefore, are not providing a service to the employer.
Under the Act, eligible employers could take credits up to 70% of qualified wages with a limit of $7 per employee per quarter for the first three quarters of calendar year 2021. In order to qualify for the ERC in 2021, organizations generally have to experience a more than 20% decrease in gross receipts in the quarter compared to the same quarter in calendar year 2019 or its operations are fully or partially suspended during a calendar quarter due to “orders from an appropriate governmental authority limiting commerce, travel, or group meetings (for commercial, social, religious, or other purposes)” due to
COVID-19.
The credit is taken against the Company’s share of Social Security Tax when the Company’s payroll provider files, or subsequently amends the applicable quarterly employer tax filings.
As of September 30, 2023, the Company has received ERC payments totaling $9,044. The Company’s legal counsel has issued a legal opinion that the Company, more likely than not, qualified for the ERC. However, it remains uncertain whether the Company meets the eligibility qualifications required for the ERC. Therefore, the balance was included in accrued expenses and other current liabilities in the condensed consolidated balance sheets as of September 30, 2023 and December 31, 2022 since the Company may potentially be required to repay the ERC.

13.	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2022	2021
Accrued vendor payments	$4,510	$850
Accrued ERC payments	8,909	3,149
Accrued employee-related expenses	6,473	2,944
Accrued engine expenses	1,139	1,537
Accrued tax expenses	526	262
Other	220	183

	$21,777	$8,925

Employee Retention Credit (“ERC”)
The CARES Act, which was enacted on March 27, 2020, provides an ERC that is a refundable tax credit against certain employer taxes. The ERC was subsequently amended by the Taxpayer Certainty and Disaster Tax Relief Act of 2020, the Consolidated Appropriation Act of 2021, and the American Rescue Plan Act of 2021, all of which amended and extended the ERC availability and guidelines under the CARES Act. The goal of the ERC program is to encourage employers to retain and continue paying employees during periods of pandemic-related reduction in business volume even if those employees are not actually working, and therefore, are not providing a service to the employer.
Under the Act, eligible employers could take credits up to
70
% of qualified wages with a limit of $
7
per employee per quarter for the first three quarters of calendar year 2021. In order to qualify for the ERC in 2021, organizations generally have to experience a more than
20
% decrease in gross receipts in the quarter compared to the same quarter in calendar year 2019 or its operations are fully or partially suspended during a calendar quarter due to “orders from an appropriate governmental authority limiting commerce, travel, or group meetings (for commercial, social, religious, or other purposes)” due to
COVID-19.
The credit is taken against the Company’s share of Social Security Tax when the Company’s payroll provider files, or subsequently amends the applicable quarterly employer tax filings.
During the year ended December 31, 2022, the Company received the ERC in the total amount of $5,760. As of December 31, 2021, the Company applied for $9,467 and received the ERC in the total amount of $3,149. The remaining portion of ERC applications was received in 2022. The Company’s legal counsel has issued a legal opinion that the Company, more likely than not, qualified for the ERC. However, it remains uncertain whether the Company meets the eligibility qualifications required for the ERC. Therefore, the balance was included in accrued expenses and other current liabilities in the consolidated balance sheet since the Company may potentially be required to repay the ERC.